Document and Entity Information	Mar. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2024
Entity File Number	000-56600
Entity Registrant Name	Ambrx Biopharma, Inc.
Entity Central Index Key	0001990550
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-2892120
Entity Address, Address Line One	10975 North Torrey Pines Road
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	875-2400
Title of 12(b) Security	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	AMAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false